DEBT - Senior Guaranteed Notes and Senior Notes and Debentures (Details) - USD ($)			1 Months Ended			9 Months Ended		12 Months Ended
	Mar. 15, 2017	Jun. 21, 2016	Sep. 30, 2017	Jul. 31, 2017	Apr. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Sep. 23, 2016	Apr. 26, 2016	Oct. 15, 2015	Oct. 09, 2015	Jun. 12, 2015
Debt Instrument [Line Items]
Document Period End Date						Sep. 30, 2017
Principal Amount			$ 5,429,338,000			$ 5,429,338,000		$ 3,490,256,000
Carrying Amount			15,853,175,000			15,853,175,000		17,507,325,000
Less: Current portion			1,572,358,000			1,572,358,000		926,045,000
Long-term debt			14,280,817,000			14,280,817,000		16,581,280,000
Redemption of debt amount						1,729,400,000	$ 0
10.875% Senior Notes due in 2025
Debt Instrument [Line Items]
Interest Rate				10.875%
Senior Notes
Debt Instrument [Line Items]
Principal Amount			$ 16,289,245,000			$ 16,289,245,000		17,955,024,000
Carrying Amount								$ 17,507,325,000
Senior Notes | 7.875% Notes due February 15, 2018
Debt Instrument [Line Items]
Interest Rate			7.875%			7.875%		7.875%
Principal Amount			$ 300,000,000			$ 300,000,000		$ 300,000,000
Carrying Amount			$ 303,531,000			$ 303,531,000		$ 310,334,000
Senior Notes | 7.625% Notes due July 15, 2018
Debt Instrument [Line Items]
Interest Rate			7.625%			7.625%		7.625%
Principal Amount			$ 500,000,000			$ 500,000,000		$ 500,000,000
Carrying Amount			$ 511,312,000			$ 511,312,000		$ 521,654,000
Senior Notes | 8.625% Notes due February 15, 2019
Debt Instrument [Line Items]
Interest Rate			8.625%			8.625%		8.625%
Principal Amount			$ 526,000,000			$ 526,000,000		$ 526,000,000
Carrying Amount			$ 544,422,000			$ 544,422,000		$ 553,804,000
Senior Notes | 6.75% Notes due November 15, 2021
Debt Instrument [Line Items]
Interest Rate			6.75%			6.75%		6.75%
Principal Amount			$ 1,000,000,000			$ 1,000,000,000		$ 1,000,000,000
Carrying Amount			$ 957,954,000			$ 957,954,000		$ 951,702,000
Senior Notes | 5.25% Notes due June 1, 2024
Debt Instrument [Line Items]
Interest Rate			5.25%			5.25%		5.25%
Principal Amount			$ 750,000,000			$ 750,000,000		$ 750,000,000
Carrying Amount			$ 657,903,000			$ 657,903,000		$ 650,193,000
Senior Notes | 10.125% Notes due January 15, 2023
Debt Instrument [Line Items]
Interest Rate			10.125%			10.125%		10.125%				10.125%
Principal Amount			$ 1,800,000,000			$ 1,800,000,000		$ 1,800,000,000				$ 1,800,000,000
Carrying Amount			$ 1,777,085,000			$ 1,777,085,000		$ 1,774,750,000
Senior Notes | 10.875% Notes due October 15, 2025
Debt Instrument [Line Items]
Interest Rate			10.875%			10.875%		10.875%				10.875%
Principal Amount			$ 1,684,221,000			$ 1,684,221,000		$ 2,000,000,000				$ 2,000,000,000
Carrying Amount			$ 1,660,583,000			$ 1,660,583,000		$ 1,970,379,000
Write-off of deferred financings costs				$ 4,516,000
Loss on extinguishment of debt				34,341,000
Senior Notes | 6.625% Notes due October 15, 2025
Debt Instrument [Line Items]
Interest Rate			6.625%			6.625%		6.625%			6.625%
Principal Amount			$ 1,000,000,000			$ 1,000,000,000		$ 1,000,000,000			$ 1,000,000,000
Carrying Amount			$ 986,394,000			$ 986,394,000		$ 985,469,000
Senior Notes | 5.5% Notes due April 15, 2027
Debt Instrument [Line Items]
Interest Rate			5.50%			5.50%		5.50%	5.50%
Principal Amount			$ 1,310,000,000			$ 1,310,000,000		$ 1,310,000,000	$ 1,310,000,000
Carrying Amount			$ 1,304,353,000			$ 1,304,353,000		$ 1,304,025,000
Redeemable debt, percent						40.00%
Redemption price, percentage						105.50%
Senior Notes | 8.625% Notes due September 15, 2017
Debt Instrument [Line Items]
Interest Rate			8.625%			8.625%		8.625%
Principal Amount			$ 0			$ 0		$ 900,000,000
Carrying Amount			0			$ 0		$ 926,045,000
Extinguishment of debt			$ 400,000,000		$ 500,000,000
Senior Notes | 7.75% Notes due April 15, 2018
Debt Instrument [Line Items]
Interest Rate			7.75%			7.75%		7.75%
Principal Amount			$ 750,000,000			$ 750,000,000		$ 750,000,000
Carrying Amount			$ 757,515,000			$ 757,515,000		$ 767,545,000
Senior Notes | 8.0% Notes due April 51, 2020
Debt Instrument [Line Items]
Interest Rate			8.00%			8.00%		8.00%
Principal Amount			$ 500,000,000			$ 500,000,000		$ 500,000,000
Carrying Amount			$ 491,224,000			$ 491,224,000		$ 488,992,000
Senior Notes | 5.875% Notes due September 15, 2022
Debt Instrument [Line Items]
Interest Rate			5.875%			5.875%		5.875%
Principal Amount			$ 649,024,000			$ 649,024,000		$ 649,024,000
Carrying Amount			$ 568,796,000			$ 568,796,000		$ 559,500,000
Senior Notes | 6.375% Senior Notes due September 15, 2020
Debt Instrument [Line Items]
Interest Rate	6.375%		6.375%			6.375%		6.375%
Principal Amount			$ 1,050,000,000			$ 1,050,000,000		$ 1,500,000,000
Carrying Amount			$ 1,025,616,000			$ 1,025,616,000		$ 1,457,439,000
Redemption of debt amount	$ 450,000,000
Senior Notes | 5.125% Senior Notes due December 15, 2021
Debt Instrument [Line Items]
Interest Rate			5.125%			5.125%		5.125%
Principal Amount			$ 1,250,000,000			$ 1,250,000,000		$ 1,250,000,000
Carrying Amount			$ 1,132,926,000			$ 1,132,926,000		$ 1,115,767,000
Senior Notes | 5.375% Senior Notes due July 15, 2023
Debt Instrument [Line Items]
Interest Rate			5.375%			5.375%		5.375%					5.375%
Principal Amount			$ 1,100,000,000			$ 1,100,000,000		$ 1,100,000,000					$ 1,100,000,000
Carrying Amount			$ 1,081,815,000			$ 1,081,815,000		$ 1,079,869,000
Redeemable debt, percent						40.00%		40.00%
Redemption price, percentage						105.375%		105.375%
Senior Notes | 7.75% Senior Notes due July 15, 2025
Debt Instrument [Line Items]
Interest Rate			7.75%			7.75%		7.75%					7.75%
Principal Amount			$ 620,000,000			$ 620,000,000		$ 620,000,000					$ 300,000
Carrying Amount			$ 604,001,000			$ 604,001,000		$ 602,925,000
Redeemable debt, percent						40.00%		40.00%
Redemption price, percentage						107.75%		107.75%
Senior Notes | 5.5% Senior Notes due May 15, 2026
Debt Instrument [Line Items]
Interest Rate			5.50%			5.50%		5.50%		5.50%
Principal Amount			$ 1,500,000,000			$ 1,500,000,000		$ 1,500,000,000		$ 1,500,000,000
Carrying Amount			$ 1,487,745,000			$ 1,487,745,000		$ 1,486,933,000
Redeemable debt, percent						40.00%		40.00%
Redemption price, percentage						105.50%		105.50%
Senior Notes | Senior Notes due in 2025
Debt Instrument [Line Items]
Redemption price, percentage						100.00%		100.00%
Senior Notes | 10.875% Senior Notes due in 2025
Debt Instrument [Line Items]
Carrying Amount				315,779,000
Repurchase of senior notes				315,779,000
Cablevision Systems Corp. | Senior Notes | 10.125% Notes due January 15, 2023
Debt Instrument [Line Items]
Redemption price, percentage						110.125%		110.125%
Cablevision Systems Corp. | Senior Notes | 10.875% Notes due October 15, 2025
Debt Instrument [Line Items]
Redemption price, percentage						110.875%		110.875%
Cablevision Systems Corp. | Senior Notes | 6.625% Notes due October 15, 2025
Debt Instrument [Line Items]
Redemption price, percentage						106.625%		106.625%
Cablevision Systems Corp. | Senior Notes | CSC Holdings Senior Notes
Debt Instrument [Line Items]
Redeemable debt, percent						40.00%		40.00%
Adjustment to fair value		$ 52,788,000
IPO
Debt Instrument [Line Items]
Consideration received on transaction, used to repay long term debt				$ 350,120,000